Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingent Liabilities	COMMITMENTS AND CONTINGENT LIABILITIES

A.    ROYALTY COMMITMENTS

Elbit Systems and certain Israeli subsidiaries partially finance their research and development expenditures under grant programs sponsored by the Israel Innovation Authority (“IIA”) of the Ministry of Economy and Industry (formerly the "Office of Chief Scientist") for the support of research and development activities conducted in Israel. At the time the grants were received from the IIA, successful development of the related projects was not assured.

In exchange for participation in the programs by the IIA, Elbit Systems and the subsidiaries agreed to pay 2% - 5% of total sales of products developed within the framework of these programs. The royalties will be paid up to a maximum amount equaling 100% to 150% of the grants provided by the IIA, linked to the dollar, bearing annual interest at a rate based on LIBOR. The obligation to pay these royalties is contingent on actual sales of the products, and in the absence of such sales payment of royalties is not required.

In some cases, the Government of Israel’s participation (through the IIA) is subject to export sales or other conditions. The maximum amount of royalties is increased in the event of production outside of Israel.

Elbit Systems and certain of its subsidiaries may also be obligated to pay certain amounts to the IMOD and others on certain sales including sales resulting from the development of certain technologies.

Royalties expenses amounted to $10,424, $4,460 and $7,811 in 2017, 2016 and 2015, respectively.

Note 20 - COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

B.    COMMITMENTS IN RESPECT OF LONG-TERM PROJECTS

In connection with projects in certain countries, Elbit Systems and some of its subsidiaries have entered and may enter in the future into “buy-back” or “offset” agreements, required by a number of the Company’s customers for these projects as a condition to the Company obtaining orders for its products and services. These agreements are customary in the Company’s industry and are designed to facilitate economic flow back (buy-back) and/or technology transfer to businesses or government agencies in the applicable country.

These commitments may be satisfied by the Company’s placement of direct work or vendor orders for supplies and/or services, transfer of technology, investments or other forms of assistance in the applicable country. The buy-back rules and regulations, as well as the underlying contracts, may differ from one country to another. The ability to fulfill the buy-back obligations may depend, among other things, on the availability of local suppliers with sufficient capability to meet our requirements and which are competitive in cost, quality and schedule. In certain cases, the Company’s commitments may also be satisfied through transactions conducted by other parties.

The Company does not commit to buy-back agreements until orders for its products or services are definitive, but in some cases the orders for the Company’s products or services may become effective only after the Company’s corresponding buy-back commitments are in effect.

Buy-back programs generally extend at least over the relevant commercial contract period and may provide for penalties in the event the Company fails to perform in accordance with buy-back requirements. In some cases the Company provides guarantees in connection with the performance of its buy-back obligations.

Should the Company be unable to meet such obligations it may be subject to contractual penalties, the Company's guarantees may be drawn upon, and the Company's chances of receiving additional business from the applicable customers could be reduced or, in certain cases, eliminated.

At December 31, 2017, the Company had outstanding buy-back obligations totaling approximately $1,309,000 that extend through 2028.

C.    LEGAL CLAIMS

The Company and its subsidiaries are involved in legal claims arising in the ordinary course of business. The Company’s management, based on the opinion of its legal counsel, believes that any financial impact from the settlement of such claims in excess of the accruals recorded in the financial statements will not have a material adverse effect on the financial position or results of operations of the Company. The following is a description of significant legal proceedings.

In 2015, Elbit Systems of America, LLC and Elbit Systems Land & C4I Ltd. (collectively “Elbit”) filed a claim for patent infringement in the U.S. District Court for the Eastern District of Texas (the “Court”) against Hughes Network Systems, LLC (“Hughes”), Black Elk Energy Offshore Operations, LLC (“Black Elk”), Blue Tide Communications, Inc. (“Blue Tide”) and Country Home Investments, Inc. (“Country Home”) (Hughes, Black Elk, Blue Tide and Country Home are referred to collectively as the “defendants”). The claim alleges that the defendants infringed the Company's patents relating to “Reverse Link for a Satellite Communications Network” and “Infrastructure for Telephony Network”. In June 2017, Elbit voluntarily dismissed Blue Tide and Country Home as defendants, and Black Elk was dismissed earlier since it was in bankruptcy. A trial was conducted before a jury from July 31 - August 7, 2017. The jury concluded that Hughes infringed Elbit's patents, rejected Hughes' invalidity arguments and returned a damages verdict in Elbit's favor of $21,075 . Elbit sought additional post verdict damages, interest and certain attorneys' fees and costs in excess of an additional $20,000 beyond the jury verdict. Hughes filed motions for a judgment in its favor as a matter of law and for a new trial. The court is expected to rule on the various motions by the middle of 2018.

Note 20 - COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

D.    LEASE COMMITMENTS

The future minimum lease commitments of the Company under various non-cancelable operating lease agreements in respect of premises, motor vehicles and office equipment as of December 31, 2017, are as follows:

2018	$60,366
2019	53,806
2020	38,434
2021	24,280
2022 and after	118,142
$295,028

Lease expenses for the years ended December 31, 2017, 2016 and 2015 amounted to $47,479, $44,614 and $37,169, respectively.

E.    GUARANTEES

(1)
As of December 31, 2017, guarantees in the amount of approximately $1,398,600 were issued by banks and other financial institutions on behalf of the Company and certain of its subsidiaries mainly in order to secure certain advances from customers and performance bonds.

(2)
The Company has provided, on a basis proportional to its ownership interest, guarantees for one of its investees in respect of credit lines granted by banks in the aggregate amount of $4,207 as of December 31, 2016. As of December 31, 2017, the guarantees expired.

F.    COVENANTS

In connection with bank credits and loans, including performance guarantees issued by banks and bank guarantees in order to secure certain advances from customers, the Company and certain subsidiaries are obligated to meet certain financial covenants. Such covenants include requirements for shareholders’ equity, current ratio, operating profit margin, tangible net worth, EBITDA, interest coverage ratio and total leverage.

As of December 31, 2017, the Company met all financial covenants.

Note 20 - COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

G.    CONTRACTUAL OBLIGATIONS

Substantially all of the Company’s purchase commitments relate to obligations under purchase orders and subcontracts entered into by the Company. These purchase orders and subcontracts are typically in standard formats proposed by the Company, with the subcontracts and purchase orders also reflecting provisions from the Company’s applicable prime contract that apply on a flow down basis to subcontractors and vendors. The terms typically included in these purchase orders and subcontracts are consistent with Uniform Commercial Code provisions in the United States for sales of goods, as well as with specific terms called for by its customers in various countries. These terms include the Company’s right to terminate the purchase order or subcontract in the event of the vendor’s or subcontractor’s default, and typically include the Company’s right to terminate the order or subcontract for the Company’s convenience (or if the Company’s prime contractor has so terminated the prime contract). Such purchase orders and subcontracts typically are not subject to variable price provisions. As of December 31, 2017 and 2016, the purchase commitments were $1,592,000 and $1,313,000, respectively.

H.    FIXED LIENS

In order to secure bank loans and bank and other financial institutions guarantees in the amount of approximately $1,398,600 as of December 31, 2017, certain Company entities recorded fixed liens on most of their machinery and equipment, mortgages on most of their real estate and floating charges on most of their assets.

I.	LIEN ON APPROVED ENTERPRISES

A lien on the Company’s Approved Enterprises has been registered in favor of the State of Israel (see Note 18(A)(3)).